Financial risk management and financial instruments - Summary of Financial Instruments (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Financial risk management and financial instruments
Financial assets - carrying value	R 85,517	R 86,216
Financial liabilities - carrying value	155,495	168,266
Long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	102,645	117,031
Long-term debt | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	102,645	117,031
Financial liabilities - fair value	98,316	113,315
Listed long-term debt | At amortised cost | Level 1 | USD
Financial risk management and financial instruments
Financial liabilities - carrying value	58,313	59,687
Financial liabilities - fair value	53,959	55,778
Listed long-term debt | At amortised cost | Level 2 | ZAR
Financial risk management and financial instruments
Financial liabilities - carrying value	4,522	4,530
Financial liabilities - fair value	4,445	4,453
Listed convertible bonds | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	12,238	12,099
Financial liabilities - fair value	12,263	12,276
Unlisted long-term debt | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	27,572	40,715
Financial liabilities - fair value	27,649	40,808
Short-term debt and bank overdraft | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	668	687
Financial liabilities - fair value	668	687
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value	34,757	32,551
Trade and other payables | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	34,757	32,551
Financial liabilities - fair value	34,757	32,551
Long-term and short-term financial liabilities | At fair value through profit or loss
Financial risk management and financial instruments
Financial liabilities - carrying value	66	619
Financial liabilities - fair value	66	619
Commodity and currency derivative liabilities | At fair value through profit or loss | Level 2
Financial risk management and financial instruments
Financial liabilities - carrying value	45	18
Financial liabilities - fair value	45	18
Convertible bond embedded derivative liability | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	7	59
Financial liabilities - fair value	7	59
Oxygen supply contract embedded derivative liabilities | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	14	542
Financial liabilities - fair value	14	542
Long-term restricted cash
Financial risk management and financial instruments
Financial assets - carrying value		1,709
Long-term restricted cash | At amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	1,945	1,709
Financial assets - fair value	1,945	1,709
Long-term receivables
Financial risk management and financial instruments
Financial assets - carrying value	2,884	3,051
Long-term receivables | At amortised cost | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	2,884	3,051
Financial assets - fair value	2,848	2,906
Trade and other receivables
Financial risk management and financial instruments
Financial assets - carrying value	35,180	31,272
Trade and other receivables | At amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	33,752	31,272
Financial assets - fair value	33,752	31,272
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - carrying value	41,050	45,383
Cash and cash equivalents | At amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	41,050	45,383
Financial assets - fair value	41,050	45,383
Long and short-term financial assets | At fair value through profit or loss
Financial risk management and financial instruments
Financial assets - carrying value	6,395	3,978
Financial assets - fair value	6,395	3,978
Commodity and currency derivative assets | At fair value through profit or loss | Level 2
Financial risk management and financial instruments
Financial assets - carrying value	2,360	1,297
Financial assets - fair value	2,360	1,297
Oxygen supply contract embedded derivative assets | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	863	508
Financial assets - fair value	863	508
Other short-term investments | At fair value through profit or loss | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	3,172	2,173
Financial assets - fair value	3,172	2,173
Other long-term investments | At fair value through profit or loss | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	1,052	814
Financial assets - fair value	1,052	814
Other receivables | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	1,428
Financial assets - fair value	1,428
Investments in unlisted securities | Designated at fair value through other comprehensive income | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	8	9
Financial assets - fair value	R 8	R 9